RESTRICTED CASH AND INVESTMENTS - Narrative (Details) - CAD ($)	Dec. 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Maximum availability of LOC	$ 23,964,000			$ 24,000,000
Amount of restricted cash released		$ 1,163,000
Elliot Lake reclamation trust fund
Statement [Line Items]
Deposit	1,199,000			793,000
Fund withdrew	974,000			$ 815,000
Letters of credit facility pledged assets
Statement [Line Items]
Amount on deposit	$ 7,972,000
Maximum availability of LOC		22,972,000
Pledge of restricted cash and investments as collateral		7,972,000	$ 9,000,000
Released collateral portion of reclamation letters of credit in excess of the amount available under its letters of credit facility		135,000
Amount of restricted cash released		$ 1,163,000